Land Use Rights (Details)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Shanghai [Member] CNY years squareMeters	Dec. 31, 2011 Nantong [Member] CNY years squareMeters	Dec. 31, 2011 Chengdu [Member] CNY years squareMeters
Land use rights [Line Items]
Square meters					17,000	19,500	9,000
Use right years					50	40	50
Cost					68,269,734	48,912,729	9,747,800
Amortization expense of land use right	2,620,706	2,588,213	2,588,213
Net book value	113,460,899	106,333,805		$ 18,027,121